Note 9 - Intangible assets, net: Schedule of Company's amortization expense for the next five years (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Twelve months ending December 31, 2025	$ 10,237
Twelve months ending December 31, 2026	10,237
Twelve months ending December 31, 2027	10,237
Twelve months ending December 31, 2028	2,866
Twelve months ending December 31, 2029	2,866
Thereafter	22,705
Total intangible assets, net	$ 59,148	$ 55,842